February 6, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Large Cap Series Funds, Inc.
Post-Effective Amendment No. 3 to the Registration Statement on
      Form N-1A (Securities Act File No. 333-89389, Investment
     Company Act No. 811-09637

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
      (the "1933 Act"), Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have  been filed pursuant to Rule 497(c) under the 1933
           Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Fund's Registration Statement on
           Form N-1A: and

(2)	the text of Post-Effective Amendment No. 3 to the Fund's
      Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 14, 2002.

Very truly yours,

Merrill Lynch Large Cap Series Funds, Inc.



______________________
Alice A. Pellegrino
Secretary of Fund